Assets held for sale and discontinued operations - QIWI Box (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets held for sale and discontinued operations
Property and equipment	₽ 2,346	₽ 1,074	₽ 724
Qiwi Box
Assets held for sale and discontinued operations
Property and equipment	123
Impairment	₽ 0